Business Combinations (Details) - USD ($)				3 Months Ended					12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025		Mar. 31, 2026	Dec. 31, 2025		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025		Dec. 31, 2024	Aug. 01, 2025	Dec. 31, 2023	Dec. 30, 2023
Purchase price consideration		$ 34,513,000			$ 34,513,000				$ 34,513,000
Issuance of common stock pursuant to business combination									12,880,000
Contingent consideration	$ 40,753,000	34,839,000		$ 40,753,000	34,839,000				34,839,000
Recognition of deferred tax liability		2,238,000			2,238,000				2,238,000
Goodwill recognized	39,612,000	41,437,559		39,612,000	41,437,559				41,437,559
Total revenues				328,512,000	21,839,868,000				21,839,868
Net income	9,405,000	918,355		(9,405,000)	918,355,000		$ (660,000)	$ (3,270,544,000)	1,050,906		$ (3,270,544)
42 Telecom [Member]
Purchase price consideration	20,000,000	20,000,000		20,000,000	20,000,000				20,000,000			$ 20,000,000
Issuance of common stock pursuant to business combination				12,880,000
Goodwill	12,520,000	12,519,695		12,520,000	12,519,695				12,519,695
Intangible assets	3,268,000	9,500,000		3,268,000	9,500,000				9,500,000
Excess of consideration transferred over fair value of net identifiable assets acquired		9,251,270			9,251,270				9,251,270
Recognition of deferred tax liability		(3,268,425)			(3,268,425)				(3,268,425)			3,268,000
Measurement period adjustment									690,870
Goodwill, Other Increase									3,268,425
Total revenues									21,839,868
Net income									1,211,954
42 Telecom [Member] | Developed Technology Rights [Member]
Intangible assets		5,800,000			5,800,000				5,800,000			5,800,000
42 Telecom [Member] | Customer Relationships [Member]
Intangible assets		3,100,000			3,100,000				3,100,000			3,100,000
42 Telecom [Member] | Trade Names [Member]
Intangible assets		600,000			600,000				600,000			$ 600,000
Telvantis [Member]
Purchase price consideration	34,513,000	34,513,000		34,513,000	34,513,000				34,513,000
Issuance of common stock pursuant to business combination				3,407,000					3,407,250	[1]
Goodwill	35,487,000	35,486,899		35,487,000	35,486,899				35,486,899
Intangible assets	2,238,000	2,238,117		2,238,000	2,238,117				2,238,117
Excess of consideration transferred over fair value of net identifiable assets acquired		(33,248,782)			(33,248,782)				(33,248,782)
Recognition of deferred tax liability		(2,238,117)			(2,238,117)				(2,238,117)
Goodwill, Other Increase									2,238,117
Temporary difference between the fair values assigned to identifiable intangible assets		13,800,000			13,800,000				13,800,000
Telvantis [Member] | Customer Relationships [Member]
Intangible assets		10,700,000			10,700,000				10,700,000
Telvantis [Member] | Trade Names [Member]
Intangible assets		3,100,000			3,100,000				3,100,000
Goodwill [Member]
Goodwill recognized		13,210,565			13,210,565				13,210,565
42 Telecom [Member]
Contingent consideration	7,120,000			7,120,000
Telvantis [Member]
Contingent consideration	$ 31,106,000	$ 31,105,750	[2]	$ 31,106,000	$ 31,105,750	[2]			$ 31,105,750	[2]

[1]	Represents the fair value of 8,000,000 shares of the Company’s common stock issued to Heritage Ventures Ltd. at closing on August 1, 2025. The shares had a marketable value of $18,400,000 based on the closing market price of $2.30 per share on the acquisition date. The fair value was adjusted to $12,880,000 to reflect a 30% discount for lack of marketability, using a Black-Scholes put option model, reflecting the 12-month lock-up period and subsequent 10-month trickle-out release restrictions applicable to the shares under the Exchange Agreement.
[2]	Represents the acquisition-date fair value of contingent consideration consisting of two components. First, up to 1,000,000 bonus shares of the Company’s common stock are issuable to Heritage Ventures Ltd. contingent upon 42 Telecom achieving a consolidated net profit threshold of $1,000,000 for the year ended December 31, 2025, with pro-rata releases of 1,000,000 shares for each $1,000,000 of net profit above the threshold. Second additional shares are issuable to satisfy a $30,000,000 minimum valuation guarantee measured 9 months from the audit completion date of 42 Telecom, with additional shares issued to the extent the aggregate 30-day VWAP of all shares issued in the transaction falls below the guaranteed amount. The acquisition-date fair value of each component was determined using a risk-neutral Monte Carlo simulation incorporating the Company’s projected financial results, applicable volatility assumptions, and a 30% discount for lack of marketability determined using a Black-Scholes put option model, reflecting the lock-up and trickle-out release restrictions applicable to the shares. The aggregate acquisition-date fair value of both components was determined $7,120,000 using a risk-neutral Monte Carlo simulation of projected FCCN share prices, incorporating an equity volatility factor of 90% and applicable risk-free and corporate bond discount rates to reflect counterparty risk. The contingent consideration is classified as a liability and remeasured at fair value at each reporting date with changes in fair value recognized in the consolidated statements of operations. See Note 4 — Fair Value Measurements for the remeasured fair value as of December 31, 2025. The following table summarizes the provisional purchase price allocation to the identifiable assets acquired and liabilities assumed from the acquisition of 42 Telecom as of August 1, 2025: